Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables
Schedule of analysis of trade and other receivables

(€ million)	December 31, 2019	December 31, 2018
Trade receivables	8,519	9,520
Receivables from divestments	30	122
Receivables from joint ventures in exploration and production activities	2,637	3,024
Other receivables	1,687	1,435
	12,873	14,101

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

					Eni gas
	Performing receivables			Defaulted	e luce
(€ million)	Low risk	Medium Risk	High Risk	receivables	customers	Total
December 31, 2019
Business customers	1,922	2,882	840	1,396		7,040
National Oil Companies and public administrations	1,201	472	244	2,710		4,627
Other counterparties	1,646	103	381	217	2,105	4,452
Gross amount	4,769	3,457	1,465	4,323	2,105	16,119
Allowance for doubtful accounts	(13)	(4)	(16)	(2,547)	(666)	(3,246)
Net amount	4,756	3,453	1,449	1,776	1,439	12,873
Expected loss (% net of counterpart risk mitigation factors)	0.3	0.1	1.1	58.9	31.6	20.1
December 31, 2018
Business customers	2,454	3,585	1,152	1,350		8,541
National Oil Companies and public administrations	1,292	157	672	2,217		4,338
Other counterparties	1,494	77	156	271	2,374	4,372
Gross amount	5,240	3,819	1,980	3,838	2,374	17,251
Allowance for doubtful accounts	(9)	(3)	(44)	(2,237)	(857)	(3,150)
Net amount	5,231	3,816	1,936	1,601	1,517	14,101
Expected loss (% net of counterpart risk mitigation factors)	0.2	0.1	2.6	62.5	36.1	18.3

Schedule of provision matrix

The exposure to credit risk and expected losses relating to retail customers of the Gas & Power segment was assessed on the basis of a provision matrix as follows:

	Ageing
	Not-past	from 0	from 3	from 6	over
(€ million)	due	to 3 months	to 6 months	to 12 months	12 months	Total
December 31, 2019
Customers - Eni gas e luce:
- Retail	991	105	60	86	376	1,618
- Middle	93	29	4	14	263	403
- Other	76	3	1	2	2	84
Gross amount	1,160	137	65	102	641	2,105
Allowance for doubtful accounts	(16)	(27)	(26)	(49)	(548)	(666)
Net amount	1,144	110	39	53	93	1,439
Expected loss (%)	1.4	19.7	40.0	48.0	85.5	31.6
December 31, 2018
Customers - Eni gas e luce:
- Retail	575	49	34	64	554	1,276
- Middle	449	43	13	29	349	883
- Other	207	2	1	2	3	215
Gross amount	1,231	94	48	95	906	2,374
Allowance for doubtful accounts	(20)	(18)	(18)	(56)	(745)	(857)
Net amount	1,211	76	30	39	161	1,517
Expected loss (%)	1.6	19.1	37.5	58.9	82.2	36.1

Schedule of trade and other receivables net of valuation allowance for doubtful accounts

(€ million)	2019	2018
Carrying amount - beginning of the year	3,150	2,639
Changes in accounting policies (IFRS 9)		427
Carrying amount - restated	3,150	3,066
Additions on trade and other performing receivables	95	126
Additions on trade and other defaulted receivables	525	372
Deductions on trade and other performing receivables	(119)	(189)
Deductions on trade and other defaulted receivables	(484)	(532)
Other changes	79	307
Carrying amount - end of the year	3,246	3,150

Schedule of net (impairment losses) reversals of trade and other receivables

Net (impairment losses) reversals of trade and other receivables are disclosed as follows:

(€ million)	2019	2018
Net (impairment losses) reversals of trade and other receivables
New or increased provisions	(620)	(498)
Credit losses	(45)	(37)
Reversals	233	120
	(432)	(415)